Leases - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Land and Buildings [Member]
Right-of-use assets
Land and buildings	$ 83,292	$ 69,273
Leasehold Land [Member]
Investment properties
Leasehold land	$ 4,425	$ 4,442